Financial Information of Parent Company Balance Sheets (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 20,143,783	$ 21,019,834
Total current assets	39,968,941	31,674,934
Total assets	90,136,954	100,907,371
Current liabilities:
Dividend payable	174,658	0
Total current liabilities	17,503,079	11,610,333
Total liabilities	18,133,653	13,563,323
Equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized 91,884,402 and 91,884,402 shares issued and 53,602,810 and 51,619,218 shares outstanding as of December 31, 2017 and 2018, respectively)	918,844	918,844
Additional paid-in capital	121,962,650	161,962,670
Accumulated deficits	(79,399,389)	(110,526,573)
Accumulated other comprehensive income	56,507,394	60,968,963
Treasury stock, at cost (38,281,592 and 40,265,184 shares as of December 31, 2017 and 2018, respectively)	(28,320,324)	(26,335,296)
Total equity	71,669,175	86,988,608
Total liabilities and equity	90,136,954	100,907,371
Parent Company [Member]
Current assets:
Cash and cash equivalents	174,658	0	$ 0	$ 0
Total current assets	174,658	0
Investments in subsidiaries and VIEs	71,669,176	86,988,609
Total assets	75,698,274	86,988,609
Current liabilities:
Dividend payable	174,658	0
Total current liabilities	174,658	0
Total liabilities	174,658	0
Equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized 91,884,402 and 91,884,402 shares issued and 53,602,810 and 51,619,218 shares outstanding as of December 31, 2017 and 2018, respectively)	918,844	918,844
Additional paid-in capital	121,962,651	161,962,671
Accumulated deficits	(79,399,389)	(110,526,573)
Accumulated other comprehensive income	56,507,394	60,968,963
Treasury stock, at cost (38,281,592 and 40,265,184 shares as of December 31, 2017 and 2018, respectively)	(28,320,324)	(26,335,296)
Total equity	71,669,176	86,988,609
Total liabilities and equity	$ 75,698,274	$ 86,988,609